Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value [Table Text Block]
	December 31, 2025			March 31, 2025
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$14,069	$-	$-	$23,375	$-
(i) Digital currencies (Note 6)	-	42,101	-	-	181,146	-
(ii) Investments (Note 4)	9,001	-	467	21,016	-	429
Derivative asset (Note 6)	-	-	7,796	-	-	1,300
	$9,001	$56,170	$8,263	$21,016	$204,521	$1,729

Liabilities
Warrant liability	$-	$-	$1,344	$-	$-	$760
Convertible loan-derivative component	-	-	-	-	-	-
	$-	$-	$1,344	$-	$-	$760

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
Level 3 Continuity
Investments
Balance, at April 1, 2024	$576
Transfer to Level 1	(133)
Foreign exchange	(2)
Change in fair value	(12)
Balance, at March 31, 2025	429

Additions	725
Transfer to Level 1	(725)
Change in fair value	28
Foreign exchange	10
Balance, at December 31, 2025	$467

Derivative asset
Balance, at April 1, 2024	$-
Additions	2,000
Change in fair value	(700)
Balance, at March 31, 2025	1,300

Additions	33,675
Exercised	(10,364)
Change in fair value	(16,815)
Balance, at December 31, 2025	$7,796

Warrant liability
Balance, at April 1, 2024	$-
Additions - reclassification from equity	5,112
Change in fair value	(4,352)
Balance, at March 31, 2025	760

Change in fair value	584
Balance, at December 31, 2025	$1,344